SUPPLEMENT DATED FEBRUARY 28, 2006 TO THE
                     FIRST INVESTORS INCOME FUNDS PROSPECTUS

                              CASH MANAGEMENT
                              GOVERNMENT
                              INVESTMENT GRADE
                              FUND FOR INCOME

                              DATED JANUARY 30, 2006




     The information regarding George V. Ganter on page 29 under the "Fund Management" section is deleted in its entirety and the second paragraph is amended as follows:



     Clark D. Wagner, Director of Fixed Income, serves as the Portfolio Manager of the Government and Investment Grade Funds. Mr. Wagner also serves as Portfolio Manager of certain other First Investors Funds and has been a Portfolio Manager with FIMCO since 1991.

                    SUPPLEMENT DATED FEBRUARY 28, 2006 TO THE
                FIRST INVESTORS INVESTMENT GRADE FUND PROSPECTUS

                             DATED JANUARY 30, 2006




     The information regarding George V. Ganter on page 10 under "Who manages the Investment Grade Fund" is deleted in its entirety and replaced with the following:



     Clark D. Wagner, Director of Fixed Income, serves as the Portfolio Manager of the Investment Grade Fund. Mr. Wagner also serves as Portfolio Manager of certain other First Investors Funds and has been a Portfolio Manager with FIMCO since 1991.

                    SUPPLEMENT DATED FEBRUARY 28, 2006 TO THE
                          FIRST INVESTORS INCOME FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION

                              CASH MANAGEMENT
                              GOVERNMENT
                              INVESTMENT GRADE
                              FUND FOR INCOME

                              DATED JANUARY 30, 2006


1. The information regarding Investment Grade Fund in the section "Portfolio Managers" under the heading "A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended September 30, 2005" on page I-14 is replaced with the following:

   A. OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS FOR FISCAL YEAR ENDED SEPTEMBER 30, 2005
 -----------------------------------------------------------------------------------------------------------------------------------
 NAMES OF PORTFOLIO   OTHER ACCOUNTS MANAGED                 NUMBER       TOTAL ASSETS         NUMBER OF            TOTAL ASSETS
 MANAGER AND FUND                                           OF OTHER       OF OTHER         ACCOUNTS WHICH         IN THE ACCOUNTS
COVERED BY THIS SAI                                         ACCOUNTS       ACCOUNTS          ADVISORY FEE         WHICH ADVISORY FEE
                                                                         (in millions)        IS BASED ON           IS BASED ON
                                                                                               ACCOUNT           ACCOUNT PERFORMANCE
                                                                                             PERFORMANCE           (in millions)
------------------------------------------------------------------------------------------------------------------------------------
FIMCO'S PORTFOLIO MANAGERS:
------------------------------------------------------------------------------------------------------------------------------------
Clark D. Wagner:  Other Registered Investment Companies(1)     27       $2,106.8               None                     $0
                  ------------------------------------------------------------------------------------------------------------------
Government
Investment Grade  Other Pooled Investment Vehicles             1           $18.7               None                     $0

                  ------------------------------------------------------------------------------------------------------------------
                  Other Accounts                               2          $260.9               None                     $0
------------------------------------------------------------------------------------------------------------------------------------

   (1) Reflects management of the Investment Grade Fund as of February 21,
       2006.

2. The information regarding the Investment Grade Fund in the section "Portfolio Managers" under the heading "D. Portfolio Manager ---Fund Ownership for Fiscal Year Ended September 30, 2005 on page I-16 is replaced with the following:


   D.  PORTFOLIO MANAGER FUND OWNERSHIP FOR FISCAL YEAR ENDED SEPTEMBER 30, 2005

--------------------------------------------------------------------------------
FIMCO'S PORTFOLIO MANAGERS:
--------------------------------------------------------------------------------
NAME                              FUND                      DOLLAR RANGE OF
                                                            FUND OWNERSHIP
                                                              (DOLLARS)
--------------------------------------------------------------------------------
Clark D. Wagner                   Government                     None
                                  Investment Grade(2)
--------------------------------------------------------------------------------

   (2) Reflects management of the Investment Grade Fund as of February 21, 2006.

3. Under Appendix "A" for the Investment Grade Fund, page I-A-3 is replaced with the following:



INVESTMENTS STRATEGIES USED BY THE FIRST INVESTORS INCOME FUNDS

                                |X| Fund uses or currently       -    Fund does not currently
INVESTMENT GRADE FUND               anticipates using                 anticipate using
---------------------------------------------------------------------------------------------
DEBT SECURITIES                                                 |X|
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS          |X|
     CORPORATE BONDS AND NOTES                                  |X|
     CONVERTIBLE DEBT SECURITIES                                -
     HIGH YIELD SECURITIES                                      |X|
     MORTGAGE-BACKED SECURITIES                                 |X|
     OTHER ASSET-BACKED SECURITIES                              |X|
     MUNICIPAL SECURITIES                                       -
     SYNDICATED BANK LOANS                                      -
     U.S. GOVERNMENT SECURITIES                                 |X|
     VARIABLE AND FLOATING RATE SECURITIES                      |X|
     ZERO COUPON AND PAY-IN-KIND BONDS                          |X|
EQUITY SECURITIES                                               -
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS              -
     SHARES OF OTHER INVESTMENT COMPANIES                       -
     SHARES OF EXCHANGE TRADED FUNDS                            -
     REAL ESTATE INVESTMENT TRUSTS                              -
FOREIGN SECURITIES EXPOSURE                                     |X|
     DEPOSITORY RECEIPTS                                        -
     FOREIGN SECURITIES TRADED IN THE U.S.                      |X|
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS               -
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS              -
DERIVATIVES                                                     -
     CREDIT-LINKED SECURITIES                                   -
     INVERSE FLOATERS                                           -
     INTEREST RATE SWAPS                                        -
RESTRICTED AND ILLIQUID SECURITIES                              |X|
WHEN-ISSUED SECURITIES                                          |X|
STAND-BY COMMITMENTS                                            -
OPTIONS                                                         -
FUTURES                                                         -
REPURCHASE AGREEMENTS                                           -
TEMPORARY BORROWING                                             |X|
TEMPORARY DEFENSIVE INVESTMENTS                                 |X|